Property and Equipment, Net (Details) - Schedule of composition of assets grouped by major classification - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cost:
Cost	$ 4,936	$ 4,475
Accumulated depreciation:
Accumulated depreciation	3,676	3,164
Property, Plant and Equipment, Net	1,260	1,311
Computers and electronic equipment [Member]
Cost:
Cost	4,235	3,806
Accumulated depreciation:
Accumulated depreciation	3,399	2,945
Office furniture and equipment [Member]
Cost:
Cost	404	392
Accumulated depreciation:
Accumulated depreciation	179	151
Leasehold improvements [Member]
Cost:
Cost	297	277
Accumulated depreciation:
Accumulated depreciation	$ 98	$ 68